Equity and Capital Management (Details) - $ / shares			3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 10, 2023	Jun. 08, 2023	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Equity and Capital Management (Details) [Line Items]
Nominal value of per share (in Dollars per share)			$ 0.001			$ 0.001	$ 0.001
Reverse stock split, description	On October 10, 2023, Oranco, Inc. effected a stock split at a ratio of 1 to 1.5 solely to increase its issued and outstanding shares of common stock from 8,389,750 shares to 12,584,625 shares, with a par value of $0.001 each (the “Stock Split”).	On June 8, 2023, Oranco, Inc. effected a reverse stock split at a ratio of 1-for-5 solely to decrease its issued and outstanding shares of common stock from 41,948,748 shares to 8,389,750 shares, with a par value of $0.001 each (the “Reverse Split”).
Common stock share issued			12,584,625			8,389,750
Common stock shares outstanding			12,584,625
Minimum [Member]
Equity and Capital Management (Details) [Line Items]
Authorized capital shares					50,000,000
Capital shares					50,000,000
Maximum [Member]
Equity and Capital Management (Details) [Line Items]
Authorized capital shares					100,000,000
Capital shares					100,000,000
Pre-Reverse Split and Pre-Stock Split [Member]
Equity and Capital Management (Details) [Line Items]
Weighted average shares			12,584,625	12,584,625			41,948,748
Pre-Reverse Split [Member]
Equity and Capital Management (Details) [Line Items]
Common stock share issued						8,389,750	41,948,748
Weighted average shares							41,948,748	41,948,748
Capital shares						100,000,000	50,000,000
Pre-Reverse Split [Member] | Common Stock [Member]
Equity and Capital Management (Details) [Line Items]
Weighted average shares							41,948,748	41,948,748
Post-Reverse Split [Member]
Equity and Capital Management (Details) [Line Items]
Common stock share issued						12,584,625	12,584,625
Weighted average shares							12,584,625	12,584,625
Capital shares						100,000,000	50,000,000
Post-Reverse Split [Member] | Common Stock [Member]
Equity and Capital Management (Details) [Line Items]
Weighted average shares							12,584,625	12,584,625
Post-Reverse Split and Post-Stock Split [Member]
Equity and Capital Management (Details) [Line Items]
Weighted average shares						12,584,625	12,584,625
Previously Reported [Member]
Equity and Capital Management (Details) [Line Items]
Reverse stock split, description	On October 10, 2023, Oranco, Inc. effected a stock split at a ratio of 1 to 1.5 solely to increase its issued and outstanding shares of common stock from 8,389,750 shares to 12,584,625 shares, with a par value of $0.001 each (the “Stock Split”)	On June 8, 2023, Oranco, Inc. effected a reverse stock split at a ratio of 1-for-5 solely to decrease its issued and outstanding shares of common stock from 41,948,748 shares to 8,389,750 shares, with a par value of $0.001 each (the “Reverse Split”)
Forecast [Member]
Equity and Capital Management (Details) [Line Items]
Reverse stock split, description		On June 8, 2023, the Company effected a reverse stock split at a ratio of 1-for-5 solely to decrease its issued and outstanding shares of common stock from 41,948,748 shares to 8,389,750 shares, with a par value of $0.001 each (the “Reverse Split”).			On October 10, 2023, the Company effected a stock split at a ratio of 1 to 1.5 solely to increase its issued and outstanding shares of common stock from 8,389,750 shares to 12,584,625 shares, with a par value of $0.001 each (the “Stock Split”).
Forecast [Member] | Minimum [Member]
Equity and Capital Management (Details) [Line Items]
Capital shares					50,000,000
Forecast [Member] | Maximum [Member]
Equity and Capital Management (Details) [Line Items]
Capital shares					100,000,000